SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Tables)	12 Months Ended
Dec. 30, 2017
SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION
Schedule of changes in "Accumulated other comprehensive loss" (net of tax)

(In millions)	Foreign Currency Translation	Pension and Other Postretirement Benefits	Cash Flow Hedges	Total

Balance as of January 2, 2016	$(158.9)	$(521.6)	$(2.5)	$(683.0)
Other comprehensive (loss) income before reclassifications, net of tax	(53.7)	(62.9)	.7	(115.9)
Reclassifications to net income, net of tax	–	44.2	2.8	47.0

Net current-period other comprehensive (loss) income, net of tax	(53.7)	(18.7)	3.5	(68.9)

Balance as of December 31, 2016	$(212.6)	$(540.3)	$1.0	$(751.9)
Other comprehensive income (loss) before reclassifications, net of tax	56.4	(3.0)	(2.2)	51.2
Reclassifications to net income, net of tax	–	19.3	.9	20.2

Net current-period other comprehensive income (loss), net of tax	56.4	16.3	(1.3)	71.4

Balance as of December 30, 2017	$(156.2)	$(524.0)	$(.3)	$(680.5)

Schedule of amounts reclassified from "Accumulated other comprehensive loss" to increase (decrease) income from continuing operations

(In millions)	2017	2016	2015	Affected Line Item in the Statements Where Net Income is Presented

Cash flow hedges:
Foreign exchange contracts	$.2	$(3.0)	$3.9	Cost of products sold
Commodity contracts	.2	(.7)	(1.3)	Cost of products sold
Interest rate contracts	(1.8)	(.1)	(.1)	Interest expense

	(1.4)	(3.8)	2.5	Total before tax
	.5	1.0	(.5)	Provision for income taxes

	(.9)	(2.8)	2.0	Net of tax

Pension and other postretirement benefits (1)	(28.2)	(66.8)	(33.3)
	8.9	22.6	10.4	Provision for income taxes

	(19.3)	(44.2)	(22.9)	Net of tax

Total reclassifications for the period	$(20.2)	$(47.0)	$(20.9)	Total, net of tax

(1)	See Note 6, "Pension and Other Postretirement Benefits," for more information.

Income tax expense (benefit) allocated to each component of other comprehensive income

(In millions)	2017	2016	2015

Foreign currency translation:
Translation gain (loss)	$(25.1)	$(3.3)	$(2.2)
Pension and other postretirement benefits:
Net loss recognized from actuarial gain/loss and prior service cost/credit	.5	(24.2)	(11.4)
Reclassifications to net income	8.9	22.6	10.4
Cash flow hedges:
(Losses) gains recognized on cash flow hedges	(.6)	.1	(.3)
Reclassifications to net income	.5	1.0	(.5)

Income tax benefit related to items of other comprehensive loss	$(15.8)	$(3.8)	$(4.0)